INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory
	June 30,	December 31,
	2019	2018

Raw materials	$479,305	$417,570
Work in process	88,475	35,280
Finished goods	404,914	459,814
Inventory reserve	(30,000)	(120,000)
Total	$942,694	$792,664

	December 31,	December 31,
	2018	2017

Raw materials	$417,570	$110,000
Work in process	35,280	-
Finished goods	459,814	375,678
Inventory reserve	(120,000)	(20,000)
Total	$792,664	$465,678